Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

(24) Leases

Operating leases as lessee

During 2018 the Company has entered operating leases for certain offices, production facilities, and automotive and computer equipment. Some leases contain renewal options. These agreements have terms between one and five years.

2018
Lease expenses	$453,162

a)	As of December 31, 2020 and 2019, the leased assets with recognized right of use are comprised as follows:

	Balance as of			Balance as of
	January 1,		Modifications	December 31,
Right-of-use assets	2020	Additions	and disposal	2020
Buildings and construction	$380,011	101,272	(11,896)	469,387
Machinery and equipment	447,179	39,020	(38,775)	447,424
Transportation equipment	283,332	4,767	61,109	349,208
Computer equipment	15,014	2,572	1,806	19,392
Total	$1,125,536	147,631	12,244	1,285,411

Depreciation of right-of-use assets	Balance as of		Currency	Balance as of
	January 1,	Depreciation	translation	December 31,
	2020	for the year	effect	2019
Buildings and construction	$(97,736)	(58,148)	1,897	(153,987)
Machinery and equipment	(116,391)	(119,740)	(199)	(236,330)
Transportation equipment	(84,120)	(126,211)	3,704	(206,627)
Computer equipment	(4,557)	(3,658)	(1,407)	(9,622)
Total	$(302,804)	(307,757)	3,995	(606,566)
Total right-of-use assets	$822,732			678,845

			Balance as of
	Balance as of		December 31,
Right-of-use assets	January 1	Additions	2019
Buildings and construction	$320,528	59,483	380,011
Machinery and equipment	370,410	76,769	447,179
Transportation equipment	219,132	64,200	283,332
Computer equipment	12,340	2,674	15,014
Total	$922,410	203,126	1,125,536

Balance as of
December 31,
Depreciation of right-of-use assets	2019
Buildings and construction	$(97,736)
Machinery and equipment	(116,391)
Transportation equipment	(84,120)
Computer equipment	(4,557)
Total	$(302,804)
Total right-of-use assets	$822,732

b)	The movements in liabilities for these lease contracts were as follows:

	Balance as of					Currency	Balance as of
	January 1,		Modifications		Interest	translation	December 31,
Lease liabilities	2020	Additions	and disposals	Payment	paid	effect	2020
Buildings and construction	$280,277	101,272	31,213	(121,909)	17,903	1,258	310,014
Machinery and equipment	308,710	39,020	(19,990)	(143,240)	26,143	28,007	238,650
Transportation equipment	204,258	4,767	57,473	(115,851)	9,228	2,517	162,392
Computer equipment	9,805	2,572	1,560	(5,710)	365	63	8,655
Total	$803,050	147,631	70,256	(386,710)	53,639	31,845	719,711
Current Lease liabilities	(149,538)	(123,276)	—	—	—	(6,167)	(278,981)
Long term lease liabilities	$653,512	24,355	70,256	(386,710)	53,639	25,678	440,730

	Balance as of				Currency	Balance as
	January 1,			Interest	translation	of December
Lease liabilities	2019	Additions	Payment	paid	effect	31, 2019
Buildings and construction	$320,528	59,297	(113,097)	17,423	(3,874)	280,277
Machinery and equipment	370,410	63,662	(124,435)	11,933	(12,860)	308,710
Transportation equipment	219,132	64,129	(82,381)	8,070	(4,692)	204,258
Computer equipment	12,340	2,674	(5,294)	371	(286)	9,805
Total	$922,410	189,762	(325,207)	37,797	(21,712)	803,050
Current Lease liabilities	—	—	—	—	—	(149,538)
Long term lease liabilities	$—	—	—	—	—	653,512

c)	The detail of the maturity of the long-term lease liabilities is shown below:

2022	$184,407
2023	137,727
2024	57,792
Subsequent	60,804
$440,730

d)

During 2020 and 2019, an amount of $36,153 and $19,116 was charged as expense for rental contracts with a term of less than one year and $83,439 and $77,709 for rental contracts with insignificant amounts, a total of  $119,592 and $96,825, respectively (note 23).